Average Annual Total Returns (Vanguard Pacific Stock Index Fund Institutional)	Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Developed Asia Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	FTSE Developed Asia Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	MSCI Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	MSCI Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014	Spliced Pacific Stock Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Spliced Pacific Stock Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.57%)	(5.21%)	(2.13%)	(3.36%)	(3.36%)	(2.70%)	(2.70%)	(3.36%)	(3.36%)
Five Years	5.35%	4.66%	4.20%	5.73%		5.66%		5.54%
Ten Years	4.11%	3.57%	3.30%	4.74%		4.18%		4.12%
Since Inception					3.64%		3.89%		3.75%